Employee benefits - Labor expenses - Components - Benefit for competitiveness and employment tax credit (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Employee benefits [abstract]
Benefit for competitiveness and employment tax credit	€ 85	€ (98)